FAIR VALUE MEASUREMENT - Company's assets and liabilities that are measured at fair value (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Investments held in Trust Account, current	$ 189,038,189
Investments held in Trust Account	22,060,895	$ 208,244,129	$ 205,284,883
Liabilities:
Warrant liability			9,856,706
Level 1
Assets:
Investments held in Trust Account, current	189,038,189
Investments held in Trust Account	22,060,895	208,244,129	205,284,883
Level 1 | Public Warrants
Liabilities:
Warrant liability		1,360,450	4,943,706
Level 2 | Public Warrants
Liabilities:
Warrant liability	292,819
Level 2 | Private Placement Warrants
Liabilities:
Warrant liability	$ 291,000	$ 1,352,000	$ 4,913,000